Income tax	12 Months Ended
Dec. 31, 2023
Income tax
Income tax

Note 19: Income tax

The total amount of tax losses on December 31, 2023 is estimated at €168,858 thousand, comprising:

●	French tax losses carried forward indefinitely for a total of €167,759 thousand;
●	Tax losses of the US subsidiary for a total of €613 thousand ($678 thousand converted at the closing rate on December 31, 2023), including:
o	€239 thousand indefinitely carried forward;
o	€188 thousand expiring in 2037;
o	€144 thousand expiring in 2036;
o	€43 thousand expiring in 2035.
●	Tax losses of the Brazilian subsidiary for a total of €264 thousand.

The tax rate applicable to:

●	Biophytis: the current French rate of 25%;
●	Biophytis Inc.: the current U.S. rate of 21%; and
●	Instituto Biophytis Do Brasil: the current Brazil rate of 34%.

No deferred tax assets have been accounted for in the Company’s financial statements in excess of the deferred tax liabilities for the same tax jurisdiction and recovery schedule.

Reconciliation of theoretical and effective taxes

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Net loss	(31,164)	(24,216)	(17,026)
Consolidated tax	—	—	—
Loss before tax	(31,164)	(24,216)	(17,026)
Current tax rate in France	26.50%	25%	25%
Theoretical tax at current rate in France	8,258	6,055	4,257
Permanent differences	880	3,607	291
Share - based payments	(907)	(1,392)	(203)
Unused tax losses adjusted for deferred taxes	(8,231)	(5,211)	(4,344)
Tax rate differences	—	(61)	—
Group income tax (expense)/ income	—	—	—
Effective tax rate	0.0%	0.0%	0.0%

Permanent differences include the impact of the research tax credit (non-taxable operating income).

Nature of deferred taxes

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Temporary shifts	421	299	257
Tax loss carry-forwards	32,539	38,007	42,200
Total deferred tax assets	32,960	38,007	42,457
	—	—	-
Temporary shifts	(526)	(815)	(704)
Total deferred tax liabilities	(526)	(815)	(704)
	—	—	-
Total net deferred tax items	32,434	37,491	41,753
Unrecognized deferred taxes	(32,434)	(37,491)	(41,753)
Total net of deferred taxes	—	—	—